SUBSIDIARIES - Schedule Of Cash Flow With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in):
Operating activities	$ 4,005	$ 3,083
Financing activities	8,185	6,993
Investing activities	(11,394)	(8,557)
Subsidiaries with material non-controlling interests | BPY
Cash flows from (used in):
Operating activities	639	745
Financing activities	1,248	2,906
Investing activities	(1,886)	(3,234)
Distributions paid to non-controlling interests in common equity	255	250
Subsidiaries with material non-controlling interests | BEP
Cash flows from (used in):
Operating activities	928	632
Financing activities	(27)	2,709
Investing activities	(328)	(3,191)
Distributions paid to non-controlling interests in common equity	227	201
Subsidiaries with material non-controlling interests | BIP
Cash flows from (used in):
Operating activities	1,481	753
Financing activities	3,814	899
Investing activities	(5,721)	(1,058)
Distributions paid to non-controlling interests in common equity	489	383
Subsidiaries with material non-controlling interests | BBU
Cash flows from (used in):
Operating activities	290	229
Financing activities	1,353	586
Investing activities	(1,595)	(96)
Distributions paid to non-controlling interests in common equity	$ 9	$ 2